Related Party Transactions - Transactions with Non US Listed Part of Phoenix TV Group and CMCC (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction
Advertising and promotion expenses charged by related party	$ (115)	¥ (748)	¥ (1,277)	¥ (1,788)
Corporate administrative expenses charged by related party	(960)	(6,245)	(260)	(1,812)
Advertising revenues earned from related party	10,358	67,393	98,413	71,048
Paid services revenues earned from and through related party	21,387	139,149	122,844	276,712
Non US listed part of the Phoenix TV Group
Related Party Transaction
Content provided by related party	(1,858)	(12,090)	(7,447)	(4,730)
Data line services provided by related party				(180)
Advertising and promotion expenses charged by related party	(4)	(23)	(1,277)	(1,788)
Corporate administrative expenses charged by related party	(411)	(2,676)	(195)	(1,750)
Trademark license fees charged by related party	(549)	(3,569)	(65)	(62)
Project cost charged by related party	(187)	(1,217)		(55)
Revenues earned from related party	1,453	9,454	10,356	16,510
CMCC
Related Party Transaction
Advertising revenues earned from related party	5,147	33,491	31,956	35,787
Paid services revenues earned from and through related party	21,320	138,712	122,672	273,510
Revenue sharing fees and bandwidth costs to related party	$ (6,702)	¥ (43,604)	¥ (20,941)	¥ (44,359)